INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED November 5, 2025 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED may 13, 2025, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Real Assets ESG ETF (IVRA)
(the “Fund”)
Effective November 5, 2025, Jim Pfertner no longer serves as a Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. Pfertner are hereby removed from the Fund’s Summary and Statutory Prospectuses and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
IVRA-SUMSTATSAI-SUP 110525